Taxation - Schedule of Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Loss before income tax	¥ (216,006)	$ (33,105)	¥ (171,443)	¥ (140,920)
Income tax benefit computed at the PRC statutory tax rate of 25%	(54,001)	(8,276)	(42,861)	(35,230)
Effect of differing tax rates in different jurisdictions	35,228	5,399	23,599	4,150
Effect of PRC preferential tax rates	(22,350)	(3,425)	(3,346)
Research and development super-deduction	(7,557)	(1,158)	(4,001)
Effect of tax rate changes on deferred taxes	5,325	816
Non-deductible expenses and non-taxable income, net	106,892	16,382	384	19,446
Change in valuation allowance	3,802	582	24,483	8,875
Income tax expense (benefit)	¥ 67,339	$ 10,320	¥ (1,742)	¥ (2,759)